Business Combinations - Schedule of Goodwill Arising in the Business Combinations Allocated to Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Business Combinations [Line Items]
Goodwill allocated	$ 49,221	$ 173,323
Canadian Less-Than-Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Less-Than-Truckload
Goodwill allocated	$ (225)	3,872
Canadian Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 4,079	0
U.S. Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 2,846	330
Specialized Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 42,546	33,718
Logistics
Disclosure Of Business Combinations [Line Items]
Reportable segment	Logistics
Goodwill allocated	$ (25)	$ 135,403